Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 2,270.7	$ 1,041.1
Operating tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	1,236.6	383.2
Net capital tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	36.5	36.8
Resource pools and other tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	174.7	87.0
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	314.2	207.2
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	297.6	207.3
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deductible temporary differences	$ 211.1	$ 119.6